Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Apr. 27, 2013		Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012		Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	May 01, 2010
Current assets:
Cash and cash equivalents	$ 160,470		$ 213,643	$ 470,994	$ 20,221	$ 54,131		$ 27,397	$ 23,633	$ 22,353	$ 59,429	$ 60,965
Receivables, net	149,369		396,169	233,502	153,500	169,947		396,854	240,600	156,543	150,294
Merchandise inventories, net	1,410,769		1,784,949	1,796,208	1,947,422	1,561,841		1,814,898	1,836,740	1,814,436	1,375,362
Prepaid expenses and other current assets	326,527		186,324	223,325	192,316	221,324		169,535	180,352	156,632	161,936
Total current assets	2,047,135		2,581,085	2,724,029	2,313,459	2,007,243		2,408,684	2,281,325	2,149,964	1,747,021
Property and equipment:
Land and land improvements	2,541		2,541	2,541	2,541	2,541		2,541	8,617	8,617	8,617
Buildings and leasehold improvements	1,224,384		1,208,770	1,211,156	1,200,928	1,196,764		1,191,224	1,220,869	1,208,454	1,204,108
Fixtures and equipment	1,883,504		1,845,100	1,833,667	1,804,193	1,784,492		1,752,333	1,725,135	1,690,529	1,670,488
Property and equipment, gross	3,110,429		3,056,411	3,047,364	3,007,662	2,983,797		2,946,098	2,954,621	2,907,600	2,883,213
Less accumulated depreciation and amortization	2,525,520		2,483,042	2,462,310	2,410,984	2,361,142		2,309,607	2,280,551	2,228,562	2,178,562
Net property and equipment	584,909		573,369	585,054	596,678	622,655		636,491	674,070	679,038	704,651
Goodwill	495,496		514,417	515,524	518,578	519,685		520,792	521,899	523,006	524,113
Intangible assets, net	547,931		553,099	558,157	562,522	564,054		569,488	574,964	563,034	566,578
Other noncurrent assets	57,065		63,001	57,218	62,650	61,062		54,418	55,794	56,615	54,103
Total assets	3,732,536	[1]	4,284,971	4,439,982	4,053,887	3,774,699	[1]	4,189,873	4,108,052	3,971,657	3,596,466
Current liabilities:
Accounts payable	805,194		1,256,754	1,348,489	1,288,887	863,223		1,394,201	1,369,057	1,183,535	859,510
Accrued liabilities	569,240		627,982	535,961	540,105	612,119		608,203	503,864	471,744	541,586
Gift card liabilities	341,036		386,704	297,191	312,855	321,362		367,555	287,268	301,249	311,092
Total current liabilities	1,715,470		2,271,440	2,181,641	2,141,847	1,796,704		2,369,959	2,160,189	1,956,528	1,712,188
Long-term debt	77,000			338,400	302,800	324,200		101,600	274,900	509,600	313,100
Deferred taxes	231,215		247,449	266,853	242,384	242,748		249,410	249,842	253,690	254,106
Other long-term liabilities	419,946		354,449	328,029	359,357	366,503		359,465	368,232	382,263	396,575
Redeemable Preferred Shares; $.001 par value; 5,000 shares authorized; 204 and 204 shares issued, respectively	193,535		193,220	192,904	192,589	192,273		191,958	191,681
Preferred Membership Interests in NOOK Media, LLC	381,627		381,184	289,054
Shareholders' equity:
Common stock; $.001 par value; 300,000 shares authorized; 92,784 and 91,376 shares issued, respectively	93		92	92	92	91		91	91	91	90
Additional paid-in capital	1,383,848		1,383,430	1,377,992	1,347,990	1,340,909		1,337,777	1,331,983	1,327,948	1,323,263
Accumulated other comprehensive loss	(16,692)		(16,635)	(16,635)	(16,635)	(16,635)		(11,630)	(11,630)	(11,630)	(11,630)
Retained earnings	410,349		529,844	541,016	542,102	586,188		647,085	598,475	607,966	662,966
Treasury stock, at cost, 34,078 and 33,722 shares, respectively	(1,063,855)		(1,059,502)	(1,059,364)	(1,058,639)	(1,058,282)		(1,055,842)	(1,055,711)	(1,054,799)	(1,054,192)
Total shareholders' equity	713,743		837,229	843,101	814,910	852,271		917,481	863,208	869,576	920,497
Commitments and contingencies
Total liabilities and shareholders' equity	$ 3,732,536		$ 4,284,971	$ 4,439,982	$ 4,053,887	$ 3,774,699		$ 4,189,873	$ 4,108,052	$ 3,971,657	$ 3,596,466

[1]	Excludes intercompany balances.